Schedule of Investments (unaudited)	iShares® U.S. Treasury Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
0.13%, 12/31/22	$2,618	$2,602,558
0.13%, 08/15/23	526,096	518,677,226
0.13%, 12/15/23	324,050	317,936,087
0.13%, 01/15/24	14,962	14,658,669
0.25%, 04/15/23	141,648	140,569,040
0.25%, 09/30/23(a)	56,057	55,295,370
0.25%, 03/15/24	22,443	21,984,496
0.25%, 05/15/24	1,043,436	1,019,958,690
0.25%, 06/15/24	6,573	6,416,121
0.25%, 05/31/25	69,320	66,625,726
0.25%, 07/31/25	11,157	10,694,595
0.25%, 08/31/25	215,115	205,821,361
0.25%, 10/31/25	210,029	200,446,427
0.38%, 04/15/24	654,745	642,673,139
0.38%, 07/15/24	18,102	17,706,726
0.38%, 08/15/24	279,857	273,418,103
0.38%, 11/30/25	348,034	333,174,389
0.50%, 02/28/26	244,709	234,509,605
0.63%, 07/31/26	47,896	45,892,226
0.63%, 12/31/27	151,258	142,069,882
0.63%, 08/15/30	327,110	297,900,098
0.75%, 12/31/23(a)	117,541	116,622,711
0.75%, 03/31/26	88,529	85,634,517
0.75%, 04/30/26	29,728	28,728,164
0.75%, 05/31/26	46,426	44,815,598
0.75%, 08/31/26	290,066	279,267,841
0.88%, 06/30/26	86,902	84,281,361
1.00%, 12/15/24	25,788	25,524,076
1.00%, 07/31/28	96,525	92,147,441
1.13%, 01/15/25	5,000	4,963,281
1.13%, 02/28/25	78,788	78,126,304
1.13%, 08/31/28	11,265	10,831,561
1.13%, 08/15/40	15,210	12,784,718
1.25%, 11/30/26	10,052	9,886,299
1.25%, 12/31/26(a)	26,168	25,722,326
1.25%, 03/31/28	136,130	132,370,472
1.25%, 06/30/28	51,934	50,404,382
1.25%, 09/30/28	147,723	143,077,804
1.25%, 08/15/31	206,778	197,311,635
1.38%, 10/31/28	28,831	28,148,516
1.38%, 12/31/28(a)	20,771	20,271,198
1.38%, 11/15/31(a)	451,964	435,509,300
1.38%, 11/15/40	88,357	77,467,690
1.38%, 08/15/50	2,431	2,040,141
1.50%, 01/31/27	51,432	51,162,785
1.50%, 11/30/28	263,085	258,892,083
1.50%, 02/15/30	117,991	115,824,267
1.63%, 02/15/26	117,786	118,163,283
1.63%, 05/15/26	385,780	386,623,894
1.75%, 01/31/29	48,742	48,764,848
1.88%, 02/15/51	866,964	821,109,736
1.88%, 11/15/51	82,811	78,515,559
2.00%, 11/30/22	203,957	206,100,141
2.00%, 04/30/24	4,000	4,068,125
2.00%, 05/31/24	23,143	23,538,058
2.00%, 02/15/25	343,396	349,485,915
2.00%, 08/15/25	271,379	276,138,631

	Par
Security	(000)	Value

U.S. Government Obligations (continued)
2.00%, 11/15/26	$4,117	$4,192,907
2.00%, 11/15/41	2,763	2,685,722
2.00%, 02/15/50	3,394	3,307,832
2.13%, 12/31/22	112,532	113,903,889
2.13%, 05/15/25	231,627	236,721,394
2.25%, 11/15/25	17,845	18,323,293
2.25%, 02/15/27	346,214	356,816,907
2.25%, 08/15/27	357,524	368,654,417
2.25%, 11/15/27	61,635	63,534,816
2.25%, 08/15/49	49,419	50,720,417
2.38%, 02/29/24(a)	350,974	359,446,730
2.38%, 08/15/24	540,716	555,247,948
2.38%, 04/30/26	15,894	16,417,384
2.38%, 05/15/27	182,526	189,335,594
2.38%, 05/15/29	19,288	20,117,013
2.50%, 02/28/26	15,894	16,488,783
2.50%, 02/15/46	4,943	5,237,494
2.50%, 05/15/46	195,258	206,981,107
2.63%, 12/31/23(a)	163,467	167,968,727
2.63%, 02/15/29	15,784	16,707,206
2.75%, 07/31/23	184,102	188,819,614
2.75%, 02/15/24	183,468	189,230,042
2.75%, 06/30/25	104,886	109,380,529
2.75%, 08/31/25	15,894	16,591,225
2.75%, 02/15/28	388,811	412,139,660
2.75%, 11/15/42	386,570	423,596,596
2.75%, 11/15/47	25,000	27,930,664
2.88%, 04/30/25	2,896	3,027,607
2.88%, 05/31/25	209,228	218,863,931
2.88%, 07/31/25	15,894	16,652,690
2.88%, 11/30/25	25,677	26,970,880
2.88%, 05/15/28	238,525	255,007,236
2.88%, 08/15/28	5,950	6,368,754
2.88%, 05/15/43	30,620	34,221,550
2.88%, 08/15/45	68,838	77,615,070
2.88%, 11/15/46	184,467	209,362,840
2.88%, 05/15/49	9,094	10,514,582
3.00%, 10/31/25	20,518	21,626,453
3.00%, 11/15/44	7,221	8,268,327
3.00%, 02/15/47	3,000	3,484,922
3.00%, 02/15/48	96,616	113,187,909
3.00%, 08/15/48	13,477	15,831,790
3.00%, 02/15/49	15,205	17,947,245
3.13%, 11/15/28	584,133	635,883,533
3.13%, 11/15/41	15,341	17,748,082
3.13%, 02/15/43	67,721	78,529,559
3.13%, 05/15/48	3,296	3,954,685
3.38%, 05/15/44	42,054	50,914,304
3.63%, 08/15/43	2,345	2,927,311
3.75%, 11/15/43	793,533	1,009,801,229
3.88%, 08/15/40	65,393	83,130,851
4.38%, 11/15/39	39,229	52,808,977
4.50%, 05/15/38	501	677,583
U.S. Treasury Strip
0.00%, 02/15/29(b)	27,145	23,884,362
0.00%, 08/15/35(b)	12,000	9,026,751
0.00%, 08/15/36(b)	41,836	30,687,490

Schedule of Investments (unaudited) (continued)	iShares® U.S. Treasury Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

U.S. Government Obligations (continued)
0.00%, 05/15/37(b)	$20,463	$14,723,105
		16,487,502,713
Total U.S. Government Obligations — 99.1%
(Cost: $16,870,766,092)		16,487,502,713

Short-Term Investments

Money Market Funds — 5.6%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)(e)	931,242	931,242,338

Total Short-Term Investments — 5.6%
(Cost: $931,242,338)		931,242,338

Total Investments in Securities — 104.7%
(Cost: $17,802,008,430)		17,418,745,051

Other Assets, Less Liabilities — (4.7)%.		(789,504,740)

Net Assets — 100.0%		$16,629,240,311

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL
Agency Shares	$426,474,749	$504,767,589	(a)	$—	$—	$—	$931,242,338	931,242	$151,083	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Treasury Bond ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$16,487,502,713	$—	$16,487,502,713
Money Market Funds	931,242,338	—	—	931,242,338
	$931,242,338	$16,487,502,713	$—	$17,418,745,051

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